Stock Option Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Option Plans [Abstract]
Summary of Stock Option Activity

A summary of stock option activity for the three months ended March 31, 2013 is as follows:

Weighted
	Number of	Average	Exercise Price
	Shares	Exercise Price	Range

Outstanding at December 31, 2012	192,729	$10.68	$1.70 – $ 17.50
Granted	—	$—	$—
Exercised	—	$—	$—
Expired or Forfeited	—	$—	$—

Outstanding at March 31, 2013	192,729	$10.68	$1.70 – $ 17.50

The following table summarizes stock option activity for the years ended December 31, 2012 and 2011:

		Weighted
	Number of	Average	Exercise Price
	Shares	Exercise Price	Range

Outstanding at December 31, 2010	205,809	$8.87	$0.46 – $ 0.66
Granted	128,836	$9.08	$7.50 – $ 15.00
Exercised	(17,307)	$0.75	$0.46 – $ 7.50
Expired or Forfeited	(49,482)	$8.84	$1.70 – $ 17.50

Outstanding at December 31, 2011	267,856	$8.87	$0.46 – $ 17.50
Granted	—	$—	$—
Exercised	—	$—	$—
Expired or Forfeited	(75,127)	$0.65	$0.46 – $ 2.17
Outstanding at December 31, 2012	192,729	$10.68	$1.70 – $ 17.50

Outstanding Stock Option on Result of Operation

The table below summarizes the impact of outstanding stock options on the results of operations for the three and three months ended March 31, 2013 and 2012:

	Three Months Ended
	March 31, 2013	March 31, 2012

Stock-based compensation expense:
Stock Options	$19,347	$57,397
Income tax benefit	—	—
Net Increase in Net Loss	$19,347	$57,397

Per share increase in Loss Per Share:
Basic and Diluted	$0.0055	$0.0162

The table below summarizes the impact of outstanding stock options on the results of operations for the years ended December 31, 2012 and 2011:

December 31,	2012	2011

Stock-Based Compensation Expense:
Stock Options	$172,233	$298,664
Income Tax Benefit	—	—

Net Decrease in Net Income	$172,233	$298,664

Decrease in Earnings Per Share:
Basic	$0.049	$0.085
Diluted	$0.048	$0.071

Stock option plans
The exercise price per share subject to an option is determined by the administrator, but in the case of an ISO must not be less than the fair market value of a share of our common stock on the date of grant and in the case of a non-statutory stock option must not be less than 100% of the fair market value of a share of our common stock on the date of grant.

	2007 Plan	2009 Plan	Total
Outstanding as of December 31, 2012	113,004	79,725	192,729
Available for future issuance under plan	—	382,799	382,799
Totals authorized by plan	113,004	462,524	575,528

Summary of stock option information

The following tables summarize stock option information at December 31, 2012:

Total Options Outstanding
		Weighted average
		remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$1.75 to $2.17	34,430	0.6	$1.86
$7.50	16,011	8.4	$7.50
$11.25 to $15.00	112,052	5.4	$11.25
$15.75 to $17.50	30,236	3.3	$17.20

	192,729	4.4	$10.68

Exercisable Options Outstanding
		Weighted average
		remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$1.75 to $2.17	34,430	0.6	$1.85
$7.50	10,289	8.4	$7.50
$11.25 to $15.00	84,609	7.9	$11.25
$15.75 to 17.50	30,236	3.3	$17.20

	159,564	5.5	$10.51

Unvested Options Outstanding
		Weighted average
		remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$7.50	5,722	8.4	$7.50
$11.25 to $15.00	27,443	7.6	$11.25

	33,165	7.8	$10.60

Summary of assumptions used to compute the fair value of stock options granted

The following summary table shows the assumptions used to compute the fair value of stock options granted during 2012 and 2011 and their estimated value:

December 31,	2012	2011
Assumptions for Black-Scholes:
Expected term in years	—	7.7
Volatility	—	50.3% to 53.2%
Risk-free interest rate	—	1.77% to 3.29%
Expected annual dividends	None	None

Value of options granted:
Number of options granted	—	128,836
Weighted average fair value/share	N/A	$3.51
Fair value of options granted	N/A	$452,002